Organization and Principal Activities - Schedule of Subsidiary Companies (Details)	6 Months Ended
Jun. 30, 2026
Neo-Concept Apparel Group Limited (“NCA”) [Member]
Schedule of Subsidiary Companies [Line Items]
Background	● A BVI company● Incorporated in August 2008● Issued Share Capital of USD100● Intermediate holding company
Ownership	100.00%
Neo-Concept International Company Limited (“Neo-Concept HK”) [Member]
Schedule of Subsidiary Companies [Line Items]
Background	● A Hong Kong company● Incorporated in October 1992● Issued Share Capital of HKD100,000● Provision of one-stop apparel solution services
Ownership	100.00%
Neo-Concept (UK) Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Background	● A UK company● Incorporated in August 2000● Issued Share Capital of GBP100● Provision of online and offline retail sales of apparel products
Ownership	100.00%
Neo-Concept Exquisite Couture Limited (“NCEC”) [Member]
Schedule of Subsidiary Companies [Line Items]
Background	● A BVI company● Incorporated in May 2024● Issued Share Capital of USD100● Investment holdings
Ownership	100.00%
NC Asia International Company Limited (“NCAIL”) [Member]
Schedule of Subsidiary Companies [Line Items]
Background	● A Hong Kong company● Incorporated in April 2026● Issued Share Capital of HKD 10,000● Provision of online and offline sales of apparel products
Ownership	100.00%
NC ASIA Investment Company Limited (“NCAIS”) [Member]
Schedule of Subsidiary Companies [Line Items]
Background	● A Hong Kong company● Incorporated in April 2026● Issued Share Capital of HKD 10,000● Intermediate holding company
Ownership	100.00%
Neo-Concept Elite Fashion Co., LLC (“NCEF”) [Member]
Schedule of Subsidiary Companies [Line Items]
Background	● A UAE company● Incorporated in May 2024● Issued Share Capital of AED100,000● Investment holdings
Ownership	100.00%